Segment Information	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Segment Information

1.  Segment Information

CRH is a leading global diversified building materials group which manufactures and distributes a range of building materials products from the fundamentals of heavy materials and elements to construct the frame, through value-added products that complete the building envelope, to distribution channels which service construction fit-out and renewal.

During 2017, our dedicated European landscaping businesses, previously included within our Europe Heavyside segment, were reorganised to form a new platform, Architectural Products, within our Europe Lightside segment. Comparative segment amounts for 2016 and 2015 have been restated where necessary to reflect the new format for segmentation.

The Group reports across the following six operating segments: Europe Heavyside, Europe Lightside, Europe Distribution, Americas Materials, Americas Products and Asia reflecting the Group’s organisational structure and the nature of the financial information reported to and assessed by the Group Chief Executive and Finance Director, who are together determined to fulfil the role of Chief Operating Decision Maker (as defined in IFRS 8 Operating Segments).

The principal factors employed in the identification of the six segments reflected in this note include:

•

the Group’s organisational structure in 2017 (during 2017 each divisional President fulfilled the role of “segment manager” as outlined in IFRS 8, with the President of Europe Lightside and Distribution acting as “segment manager” for each of the Europe Lightside and Europe Distribution segments respectively);

•	the nature of the reporting lines to the Chief Operating Decision Maker (as defined in IFRS 8);

•	the structure of internal reporting documentation such as management accounts and budgets; and

•	the degree of homogeneity of products, services and geographical areas within each of the segments from which revenue is derived

The Chief Operating Decision Maker monitors the operating results of segments separately in order to allocate resources between segments and to assess performance. Segment performance is predominantly evaluated based on operating profit. As performance is also evaluated using operating profit before depreciation, amortisation and impairment (EBITDA (as defined)*), supplemental information based on EBITDA (as defined)* is provided overleaf. Given that net finance costs and income tax are managed on a centralised basis, these items are not allocated between operating segments for the purposes of the information presented to the Chief Operating Decision Maker and are accordingly omitted from the detailed segmental analysis below. There are no asymmetrical allocations to reporting segments which would require disclosure.

Europe Heavyside businesses are predominantly engaged in the manufacture and supply of cement, lime, aggregates, readymixed and precast concrete and asphalt products. The segment comprises businesses operating in 19 countries across Western, Central and Eastern Europe.

Europe Lightside businesses are predominantly engaged in the production and supply of construction accessories, architectural products, shutters & awnings, perimeter protection & network access products across 17 countries primarily in Western Europe.

Europe Distribution businesses are predominantly engaged in supplying General Merchants, Sanitary, Heating and Plumbing (SHAP) and Do-It-Yourself (DIY) businesses catering to the general public and small and medium-sized builders in the Netherlands, Belgium, France, Germany, Switzerland and Austria, selling a range of bricks, cement, sanitary, heating, plumbing and other building products.

Americas Materials businesses are predominantly engaged in the production and sale of aggregates, asphalt, cement and readymixed concrete products and provide asphalt paving services in the US and Canada. This segment also includes the Group’s cement operations in Brazil.

Americas Products businesses are predominantly engaged in the production and sale in the US and Canada of concrete masonry and hardscapes, packaged lawn and garden products, packaged cement mixes, fencing, utility, drainage and structural precast products, construction accessories and glass and aluminium glazing systems.

Asia businesses are predominantly engaged in the manufacture and supply of cement and aggregates in the Philippines.

The Americas Distribution business has been classified as discontinued operations in the current year; its performance in this year and comparative years is therefore part of discontinued operations. See note 2 for further details.

* EBITDA is defined as earnings before interest, taxes, depreciation, amortisation, asset impairment charges, profit on disposals and the Group’s share of equity accounted investments’ profit after tax.

A. Operating segments disclosures - Consolidated Income Statement data

	Year ended 31 December
		Revenue		Group EBITDA (as defined)*			Depreciation, amortisation and impairment			Group operating profit
	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m
Continuing operations
Europe Heavyside	6,902	6,945	4,813	839	781	424	361	395	304	478	386	120
Europe Lightside	1,440	1,392	1,404	143	137	136	41	45	46	102	92	90
Europe Distribution	4,145	4,066	4,158	269	206	171	62	76	77	207	130	94
Europe	12,487	12,403	10,375	1,251	1,124	731	464	516	427	787	608	304

Americas Materials	7,970	7,598	7,018	1,270	1,204	955	412	386	335	858	818	620
Americas Products	4,327	4,280	3,862	573	543	391	138	132	142	435	411	249
Americas	12,297	11,878	10,880	1,843	1,747	1,346	550	518	477	1,293	1,229	869

Asia	436	508	151	52	109	2	37	38	9	15	71	(7)

Total Group from continuing operations	25,220	24,789	21,406	3,146	2,980	2,079	1,051	1,072	913	2,095	1,908	1,166

Discontinued operations
Americas Distribution	2,343	2,315	2,229	164	150	140	21	31	29	143	119	111
Total Group	27,563	27,104	23,635	3,310	3,130	2,219	1,072	1,103	942	2,238	2,027	1,277

Group operating profit from continuing operations										2,095	1,908	1,166
Profit on disposals (i)										56	53	99
Finance costs less income										(289)	(317)	(295)
Other financial expense										(60)	(66)	(94)
Share of equity accounted investments’ profit (ii)										65	42	44
Profit before tax from continuing operations										1,867	1,620	920

							(i) Profit/(loss) on disposals (note 5)			(ii) Share of equity accounted investments’ profit/(loss) (note 10)
Europe Heavyside							19	24	100	9	12	15
Europe Lightside							-	1	(22)	-	-	-
Europe Distribution							4	13	8	15	13	15
Europe							23	38	86	24	25	30

Americas Materials							29	(19)	24	32	34	23
Americas Products							4	34	(11)	-	-	-
Americas							33	15	13	32	34	23

Asia							-	-	-	9	(17)	(9)

Total Group							56	53	99	65	42	44

* EBITDA is defined as earnings before interest, taxes, depreciation, amortisation, asset impairment charges, profit on disposals and the Group’s share of equity accounted investments’ profit after tax.

B. Operating segments disclosures - Consolidated Balance Sheet data

	As at 31 December
	Total assets		Total liabilities
	2017 €m	2016 €m	2017 €m	2016 €m
Europe Heavyside	8,932	8,383	2,641	2,633
Europe Lightside	1,100	1,084	302	313
Europe Distribution	2,178	2,160	563	642
Europe	12,210	11,627	3,506	3,588

Americas Materials	9,180	8,970	1,628	1,725
Americas Products	4,017	4,275	895	998
Americas Distribution (i)	-	1,152	-	392
Americas	13,197	14,397	2,523	3,115

Asia	1,402	1,557	172	224

Total Group	26,809	27,581	6,201	6,927

Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	1,248	1,299
Other financial assets	25	26
Derivative financial instruments (current and non-current)	64	76
Income tax assets (current and deferred)	260	163
Cash and cash equivalents	2,115	2,449
Assets held for sale	1,112	-
Total assets as reported in the Consolidated Balance Sheet	31,633	31,594

Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)			7,976	7,790
Derivative financial instruments (current and non-current)			14	32
Income tax liabilities (current and deferred)			2,124	2,402
Liabilities associated with assets classified as held for sale			341	-
Total liabilities as reported in the Consolidated Balance Sheet			16,656	17,151

(i)	During 2017, the Americas Distribution segment was classified as held for sale under IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations (refer to note 2 for further information). Accordingly its total assets and total liabilities have not been presented for 2017.

C. Operating segments disclosures - other items

Additions to non-current assets

	Year ended 31 December
	Property, plant and equipment (note 14)			Financial assets (note 16)			Total Group
	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m	2015 €m
Continuing operations
Europe Heavyside	349	260	238	-	2	8	349	262	246
Europe Lightside	36	27	38	-	-	-	36	27	38
Europe Distribution	33	26	46	-	-	1	33	26	47
Europe	418	313	322	-	2	9	418	315	331

Americas Materials	375	328	335	5	5	10	380	333	345
Americas Products	167	142	153	6	-	-	173	142	153
Americas	542	470	488	11	5	10	553	475	498

Asia	55	47	31	-	-	-	55	47	31

Total Group from continuing operations	1,015	830	841	11	7	19	1,026	837	860

Discontinued operations
Americas Distribution	29	23	41	-	-	-	29	23	41
Total Group	1,044	853	882	11	7	19	1,055	860	901

D. Entity-wide disclosures

Section 1: Information about products and services

The Group’s revenue from external customers in respect of its principal products and services is analysed in the disclosures above. Segment revenue includes €5,236 million (2016: €5,102 million; 2015: €4,523 million) in respect of revenue applicable to construction contracts. The bulk of our construction activities are performed by our Americas Materials reportable segment, are for the most part short-term in nature and are generally completed within the same financial reporting period.

Revenue derived through the supply of services and intersegment revenue are not material to the Group. The transfer pricing policy implemented by the Group between operating segments and across its constituent entities is described in greater detail in note 33. In addition, due to the nature of building materials, which have a low value-to-weight ratio, the Group’s revenue streams include a low level of cross-border transactions.

Section 2: Information about geographical areas and customers

CRH has a presence in 32 countries worldwide. The revenues from external customers and non-current assets (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation are set out below; individual foreign countries which exceed 10% of total external Group revenue have been highlighted separately on the basis of materiality.

	Year ended 31 December			As at 31 December
	Revenue by destination			Non-current assets*
	2017 €m	2016 €m	2015 €m	2017 €m	2016 €m
Country of domicile - Republic of Ireland	435	403	349	493	475
Benelux (mainly the Netherlands)	2,589	2,576	2,478	1,162	1,201
United Kingdom	3,023	3,091	1,694	2,395	2,487
United States	10,844	10,415	9,819	8,749	8,710
Other	8,329	8,304	7,066	8,757	8,346
Total Group from continuing operations	25,220	24,789	21,406	21,556	21,219
United States - Americas Distribution	2,343	2,315	2,229	476	531
Total Group	27,563	27,104	23,635	22,032	21,750

There are no material dependencies or concentrations of individual customers which would warrant disclosure under IFRS 8. The individual entities within the Group have a large number of customers spread across various activities, end-uses and geographies.

* Non-current assets comprise property, plant and equipment, intangible assets and investments accounted for using the equity method.